Loans and advances to customers	12 Months Ended
Dec. 31, 2024
Loans And Advances To Customers [Abstract]
Loans and advances to customers	Note 18: Loans and advances to customers
Reference is made to the Credit Risk section.
At 31 December 2024 £383,009 million (2023: £377,462 million) of loans and advances to customers had a contractual residual maturity of greater than one year.